14 Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Midatech pharma (espana) SL (formerly midatech biogune SL) [member]
DiscloureOfSubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Registered Office	Parque Tecnológico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	[1]
Nature of Business	In liquidation
PharMida AG [member]
DiscloureOfSubsidiariesLineItems [Line Items]
Entity name	PharMida AG
Registered Office	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	[1],[2]
Nature of Business	Dormant
Midatech pharma (wales) limited [member]
DiscloureOfSubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Registered Office	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA
Nature of Business	Trading company
Midatech pharma PTY [member]
DiscloureOfSubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma Pty
Registered Office
Nature of Business	Dissolved - 2020
Midatech limited [member]
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Entity name	Midatech Limited
Registered Office	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA
Nature of Business	Trading company

[1]	Wholly owned subsidiary of Midatech Limited.
[2]	PharMida AG became dormant in January 2016.